Debt - Debt Transactions (Details) - Term Loans $ in Millions	3 Months Ended
Jun. 30, 2024 USD ($)
LGTV Term Loan A
Extinguishment of Debt [Line Items]
Principal amount of debt prepaid	$ 84.9
LGTV Term Loan B
Extinguishment of Debt [Line Items]
Principal amount of debt prepaid	$ 214.1